STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Summary of changes in outstanding options and restricted stock awards

Number issued	2,600,000
Vesting period	$40.00 stock price target
Grant price (per share)	$4.65
Dividend yield	0.0%
Expected volatility	32.08%
Risk-free interest rate	1.59%
Expected term (years)	5.67

Schedule of fair value of the restricted stock award grant

		Weighted
		Average
		Grant Date
	Number of RSAs	Fair Value
Outstanding at December 31, 2020	—	—
Granted	2,600,000	$4.65
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2021	2,600,000	$4.65